Non-controlling Interest (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Statement Line Items [Line Items]
Balance at beginning of year	$ 581,517
Balance at end of year	(361,632)	$ 581,517
Buckreef [member]
Statement Line Items [Line Items]
Non-controlling interests	(943,149)	(118,793)
Non-controlling interests [member]
Statement Line Items [Line Items]
Balance at beginning of year	581,517	700,310
Non-controlling interests	(943,149)	(118,793)
Balance at end of year	$ (361,632)	$ 581,517